COMMITMENTS AND CONTINGENT LIABILITIES (Details 2) (Loans sold with recourse, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans sold with recourse
Commitments and contingent liabilities
Contractual Amount	$ 8	$ 10
Carrying Value	$ 8	$ 10